Risk management (Details 4)	3 Months Ended
Mar. 31, 2024
Fitch [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco Santander Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Fitch [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco Itau Unibanco [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco B V [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Fitch [Member] | Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Moodys [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco Santander Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco Itau Unibanco [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco B V [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA.br
Moodys [Member] | Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Standard Poors [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Standard Poors [Member] | Banco Santander Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Standard Poors [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Standard Poors [Member] | Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Standard Poors [Member] | Banco Itau Unibanco [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Standard Poors [Member] | Banco B V [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA